Deposits and Other Demand Liabilities and Time Deposits - Schedule of Deposits and Other Demand Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deposits And Other Demand Liabilities [abstract]
Checking accounts	$ 4,038,467	$ 2,882,535
Other deposits and demand accounts	1,852,355	1,698,439
Advance payments received from customers	40,032	45,902
Other demand liabilities	266,552	246,572
Totals	$ 6,197,406	$ 4,873,448